RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	$ 2,272,000	$ 3,471,000	$ 1,888,000
Matthew Shaw
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	170,554	133,867
Maria Perrella
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	129,752	148,679
Raghav Chopra
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	135,105	130,438
Jim MacCallum
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	27,659	0
Alex Appleton
RELATED PARTY TRANSACTIONS
Key management personnel compensation paid	$ 166,738	$ 803,112